UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Operations LLC
         --------------------------------------------------
Address            711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      028-12302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        May 6, 2008
-------------------    ---------------------      ---------------------------
     [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number             NAME
28-11378                         Allen Investment Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                               17

Form 13F Information Table Value Total:                      $11,405,143
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

NONE

           ITEM 1              ITEM 2          ITEM 3          ITEM 4            ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION    CLASS

AMBASSADORS GROUP INC          COM            023177108      299,407         15,850     SHS
AMERICAN EXPRESS CO            COM            025816109    1,311,600         30,000     SHS
BANK FLA CORP NAPLES           COM            062128103      576,870         57,400     SHS
BLUEFLY INC                    COM            096227103      322,000        700,000     SHS
CENTENE CORP DEL               COM            15135B101    1,120,497         80,380     SHS
CONVERA CORP                   CL A           211919105      113,334         66,667     SHS
CONVERA CORP                   CL A           211919105      170,000        100,000     SHS
CONVERA CORP                   CL A           211919105       51,000         30,000     SHS
EXPEDIA INC DEL                COM            30212P105    2,955,150        135,000     SHS
IAC INTERACTIVECORP            COM NEW        44919P300      415,200         20,000     SHS
IAC INTERACTIVECORP            COM NEW        44919P300       31,306          1,508     SHS
KNOT INC                       COM            499184109      352,512         30,001     SHS
LAMAR ADVERTISING CO           CL A           512815101      898,250         25,000     SHS
NANOSPHERE INC                 COM            63009F105      211,287         24,398     SHS
NET 1 UEPS TECHNOLOGIES INC    COM NEW        64107N206      563,750         25,000     SHS
NIKE INC                       CL B           654106103    1,632,000         24,000     SHS
PLANETOUT INC                  COM NEW        727058208      380,980        104,093     SHS


                                                         -------------
                                                           11,405,143
                                                         =============




           ITEM 1                         ITEM 6                 ITEM 7                ITEM 8
                                 ---INVESTMENT DISCRETION---                  ---VOTING AUTHORITY---
                                 (a)           (b)       (C)                   (a)     (b)      (C)
       NAME OF ISSUER           SOLE         SHARED     OTHER   MANAGERS      SOLE     SHARED  OTHER

AMBASSADORS GROUP INC                        15,850                         15,850
AMERICAN EXPRESS CO                          30,000                         30,000
BANK FLA CORP NAPLES                         57,400                         57,400
BLUEFLY INC                                 700,000                        700,000
CENTENE CORP DEL                             80,380                         80,380
CONVERA CORP                                 66,667                         66,667
CONVERA CORP                                100,000                        100,000
CONVERA CORP                                 30,000                         30,000
EXPEDIA INC DEL                             135,000                        135,000
IAC INTERACTIVECORP                          20,000                         20,000
IAC INTERACTIVECORP                           1,508                          1,508
KNOT INC                                     30,001                         30,001
LAMAR ADVERTISING CO                         25,000                         25,000
NANOSPHERE INC                               24,398                         24,398
NET 1 UEPS TECHNOLOGIES INC                  25,000                         25,000
NIKE INC                                     24,000                         24,000
PLANETOUT INC                               104,093                        104,093



